MUTUAL FUND SERIES TRUST

Catalyst Interest Rate Opportunity Fund (formerly, the “Catalyst/Stone Beach Income Opportunity Fund”) Class A: IOXAX Class C: IOXCX Class I: IOXIX (the “Fund”)

July 6, 2022

This information supplements certain disclosures contained in the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2021, as supplemented.

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Ed Smith is no longer a portfolio manager of the Fund. All references to Mr. Smith are hereby deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2021, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.